Document and Entity Information	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Entity File Number	000-56484
Entity Registrant Name	KKR Infrastructure Conglomerate LLC
Entity Central Index Key	0001948056
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-0477563
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false